Subsequent events (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of anticipation of dividends

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends	08.07.2025	08.21.2025	0.0368	474
Interim interest on capital	08.07.2025	08.21.2025	0.0862	1,111
Total anticipated dividends			0.1230	1,585